UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2907

Waddell & Reed Advisors High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors High Income Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Capital Equipment - 0.33%
Dresser-Rand Group Inc.*	79,000	$3,088,900

Hospital Supply and Management - 0.10%
Community Health Systems, Inc.*	28,604	943,360

Hotels and Gaming - 0.11%
Pinnacle Entertainment, Inc.*	103,000	1,080,470

Motion Pictures - 0.23%
RHI Entertainment, Inc.*	165,000	2,151,600

Railroad - 0.23%
Kansas City Southern*	50,000	2,199,500

Retail -- Specialty Stores - 0.27%
Inergy, L.P.	100,000	2,604,500

TOTAL COMMON STOCKS - 1.27%		$12,068,330

(Cost: $12,400,744)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.47%
American Airlines, Inc.,
7.379%, 5-23-16	$1,140	729,833
Delta Air Lines, Inc.:
8.954%, 8-10-14	2,847	2,134,922
8.021%, 8-10-22	2,181	1,635,918
		4,500,673
Aircraft - 0.80%
Esterline Technologies Corporation,
7.75%, 6-15-13	4,750	4,773,750
L-3 Communications Corporation,
6.125%, 1-15-14	3,050	2,859,375
		7,633,125
Aluminum - 0.15%
Century Aluminum Company,
7.5%, 8-15-14	1,450	1,435,500

Apparel - 0.87%
Oxford Industries, Inc.,
8.875%, 6-1-11	1,975	1,905,875
Perry Ellis International, Inc.,
8.875%, 9-15-13	6,750	6,345,000
		8,250,875
Broadcasting - 1.46%
CSC Holdings Inc,
8.5%, 6-15-15 (A)	2,900	2,849,250
Clear Channel Communications, Inc.,
7.65%, 9-15-10	4,100	4,206,247
EchoStar DBS Corporation,
7.75%, 5-31-15 (A)	7,000	6,807,500
		13,862,997
Business Equipment and Services - 9.42%
Allied Waste Industries, Inc.,
6.5%, 11-15-10	1,750	1,750,000
Allied Waste North America, Inc.:
7.25%, 3-15-15	3,725	3,715,687
7.125%, 5-15-16	4,000	3,980,000
Carriage Services, Inc.
7.875%, 1-15-15	2,600	2,496,000
Corrections Corporation of America:
7.5%, 5-1-11	1,750	1,758,750
6.75%, 1-31-14	3,250	3,209,375
Education Management LLC and Education Management Finance Corp.:
8.75%, 6-1-14	5,000	4,650,000
10.25%, 6-1-16	5,000	4,600,000
Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC,
9.75%, 11-15-14	4,000	3,620,000
Hughes Network Systems, LLC, and HNS Finance Corp.,
9.5%, 4-15-14	2,420	2,447,225
Iron Mountain Incorporated:
8.625%, 4-1-13	5,000	5,025,000
7.75%, 1-15-15	7,000	6,965,000
Lamar Advertising Company,
6.625%, 8-15-15	5,500	5,005,000
Lamar Media Corp.:
7.25%, 1-1-13	2,759	2,652,089
6.625%, 8-15-15	1,500	1,365,000
Laureate Education, Inc.:
10.0%, 8-15-15 (A)	4,000	3,700,000
11.0%, 8-15-15 (A)(D)	3,250	2,836,886
11.75%, 8-15-17 (A)	1,625	1,495,000
SunGard Data Systems Inc.:
9.125%, 8-15-13	750	757,500
10.25%, 8-15-15	9,030	9,075,150
Tube City IMS Corporation,
9.75%, 2-1-15	2,450	2,260,125
UCAR Finance Inc.,
10.25%, 2-15-12	88	91,080
West Corporation:
9.5%, 10-15-14	10,325	9,292,500
11.0%, 10-15-16	8,000	6,760,000
		89,507,367
Capital Equipment - 2.49%
Case New Holland Inc.,
7.125%, 3-1-14	1,560	1,528,800
Dresser-Rand Group Inc.,
7.375%, 11-1-14	2,727	2,692,912
RBS Global, Inc. and Rexnord LLC:
9.5%, 8-1-14	4,175	4,028,875
8.875%, 9-1-16	1,190	1,112,650
Simmons Bedding Company,
7.875%, 1-15-14	7,412	6,374,320
Simmons Company,
0.0%, 12-15-14 (B)	10,750	7,901,250
		23,638,807
Chemicals -- Petroleum and Inorganic - 1.36%
Basell AF S.C.A, BIL Acquisition Holdings Limited, Basell Holdings B.V., Basell Finance Company B.V.and Basell Germany Holdings GmbH,
7.0%, 12-20-14 (C)	5,500	4,783,295
Nalco Company:
7.75%, 11-15-11	7,100	7,100,000
8.875%, 11-15-13	1,000	1,025,000
		12,908,295
Chemicals -- Specialty - 2.64%
Compass Minerals International, Inc.,
12.0%, 6-1-13	4,120	4,336,300
Huntsman International LLC,
7.375%, 1-1-15	1,275	1,115,625
Momentive Performance Materials Inc.:
9.75%, 12-1-14	5,000	4,275,000
11.5%, 12-1-16	8,500	6,332,500
Mosaic Company (The),
7.875%, 12-1-16 (A)	8,500	9,052,500
		25,111,925
Coal - 0.97%
Foundation PA Coal Company,
7.25%, 8-1-14	9,200	9,200,000

Computers -- Main and Mini - 0.64%
Xerox Corporation:
6.4%, 3-15-16	5,000	4,995,190
6.75%, 2-1-17	1,075	1,084,377
		6,079,567
Computers -- Peripherals - 1.08%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (B)	11,050	10,221,250

Construction Materials - 5.31%
AMH Holdings, Inc.,
0.0%, 3-1-14 (B)	6,100	4,026,000
Associated Materials Incorporated,
9.75%, 4-15-12	5,820	5,761,800
Builders FirstSource, Inc.,
6.92563%, 2-15-12 (C)	7,040	4,787,200
CPG International I Inc.,
10.5%, 7-1-13	2,500	2,087,500
Interface, Inc.:
10.375%, 2-1-10	5,810	6,100,500
9.5%, 2-1-14	7,060	7,307,100
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (B)	850	791,562
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11-1-11	6,750	6,783,750
Ply Gem Industries, Inc.:
9.0%, 2-15-12	12,375	7,270,313
11.75%, 6-15-13 (A)	6,000	5,505,000
		50,420,725
Containers - 0.57%
BPC Holding Corporation,
8.875%, 9-15-14	6,225	5,384,625

Cosmetics and Toiletries - 0.15%
Chattem, Inc.,
7.0%, 3-1-14	1,500	1,455,000

Electrical Equipment - 0.57%
Baldor Electric Company,
8.625%, 2-15-17	5,350	5,376,750

Electronic Components - 0.71%
NXP B.V. and NXP Funding LLC:
7.875%, 10-15-14	2,275	2,093,000
9.5%, 10-15-15	2,500	2,175,000
Seagate Technology HDD Holdings,
6.8%, 10-1-16	2,700	2,463,750
		6,731,750
Finance Companies - 4.78%
DirecTV Holdings LLC and DirecTV Financing Co.,
7.625%, 5-15-16 (A)	9,500	9,357,500
Ford Motor Credit Company:
9.75%, 9-15-10	3,000	2,616,138
9.875%, 8-10-11	5,000	4,213,890
5.46%, 1-13-12 (C)	1,650	1,172,785
Ford Motor Credit Company LLC,
12.0%, 5-15-15	3,000	2,642,340
KAR Holdings, Inc.,
6.87281%, 5-1-14 (C)	2,050	1,701,500
PIH Acquisition Co.,
10.75%, 10-1-13	2,350	1,856,500
Sally Holdings LLC and Sally Capital Inc.:
9.25%, 11-15-14	4,000	3,840,000
10.5%, 11-15-16	7,335	6,986,588
Xerox Capital Trust I,
8.0%, 2-1-27	11,250	10,998,405
		45,385,646
Food and Related - 0.79%
Pinnacle Foods Finance LLC and Pinnacle Foods Finance Corp.,
9.25%, 4-1-15	2,875	2,530,000
Reddy Ice Holdings, Inc.,
0.0%, 11-1-12 (B)	5,875	4,949,688
		7,479,688
Forest and Paper Products - 1.83%
Buckeye Technologies Inc.:
8.0%, 10-15-10	9,518	9,518,000
8.5%, 10-1-13	7,950	7,910,250
		17,428,250
Health Care -- Drugs - 1.13%
Warner Chilcott Corporation,
8.75%, 2-1-15	10,575	10,733,625

Health Care -- General - 1.53%
Bausch & Lomb Incorporated,
9.875%, 11-1-15 (A)	1,900	1,909,500
Biomet, Inc.,
10.0%, 10-15-17 (A)	5,600	5,978,000
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14 (A)	2,225	2,225,000
11.75%, 11-15-14	4,750	4,405,625
		14,518,125
Hospital Supply and Management - 8.38%
CHS/Community Health Systems, Inc.:
4.7325%, 7-25-14 (C)	1,661	1,563,440
4.89938%, 7-25-14 (C)	5,220	4,913,820
8.875%, 7-15-15	5,600	5,635,000
HCA Inc.:
6.95%, 5-1-12	800	756,000
6.75%, 7-15-13	3,750	3,290,625
5.05063%, 11-18-13 (C)	2,500	2,345,450
9.125%, 11-15-14	2,050	2,096,125
9.25%, 11-15-16	5,750	5,922,500
9.625%, 11-15-16	4,000	4,120,000
HealthSouth Corporation:
4.88%, 3-10-13 (C)	2	1,602
4.89%, 3-10-13 (C)	11	10,555
5.29%, 3-10-13 (C)	4,987	4,700,343
9.13313%, 6-15-14 (C)	13,500	13,702,500
10.75%, 6-15-16	3,750	4,031,250
Psychiatric Solutions, Inc.,
7.75%, 7-15-15	7,900	7,821,000
Rural/Metro Corporation,
0.0%, 3-15-16 (B)	6,135	4,233,150
US Oncology, Inc.:
9.0%, 8-15-12	5,250	5,210,625
10.75%, 8-15-14	3,750	3,721,875
United Surgical Partners International, Inc.,
8.875%, 5-1-17	6,000	5,580,000
		79,655,860
Hotels and Gaming - 5.56%
Gaylord Entertainment Company:
8.0%, 11-15-13	2,400	2,304,000
6.75%, 11-15-14	1,250	1,137,500
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	7,350	6,321,000
MGM MIRAGE:
8.5%, 9-15-10	4,750	4,690,625
8.375%, 2-1-11	2,500	2,412,500
Mandalay Resort Group,
9.375%, 2-15-10	4,500	4,500,000
Penn National Gaming, Inc.,
6.75%, 3-1-15	3,767	3,653,990
Pinnacle Entertainment, Inc.:
8.25%, 3-15-12	16,000	15,720,000
7.5%, 6-15-15	1,500	1,147,500
Pokagon Gaming Authority,
10.375%, 6-15-14 (A)	2,237	2,399,183
Shingle Springs Tribal Gaming Authority,
9.375%, 6-15-15 (A)	3,500	2,843,750
VML US Finance LLC,
5.06%, 3-10-14 (C)	2,000	1,941,380
Vail Resorts, Inc.,
6.75%, 2-15-14	4,000	3,780,000
		52,851,428
Household -- General Products - 2.06%
Central Garden & Pet Company,
9.125%, 2-1-13	9,000	7,830,000
Sealy Mattress Company,
8.25%, 6-15-14	3,375	2,767,500
Solo Cup Company,
8.5%, 2-15-14	10,250	8,968,750
		19,566,250
Metal Fabrication - 0.84%
Aleris International, Inc.:
9.0%, 12-15-14	3,400	2,707,250
10.0%, 12-15-16	2,750	2,014,375
Metals USA, Inc.,
11.125%, 12-1-15	3,100	3,224,000
		7,945,625
Mining - 0.89%
Freeport-McMoRan Copper & Gold Inc.:
5.8825%, 4-1-15 (C)	4,750	4,796,835
8.25%, 4-1-15	1,500	1,576,875
8.375%, 4-1-17	2,000	2,110,000
		8,483,710
Motion Pictures - 2.33%
AMC Entertainment Inc.:
8.0%, 3-1-14	9,300	8,253,750
11.0%, 2-1-16	3,000	2,970,000
Cinemark, Inc.,
0.0%, 3-15-14 (B)	11,500	10,925,000
		22,148,750
Motor Vehicles - 1.97%
AutoNation, Inc.,
4.71313%, 4-15-13 (C)	4,000	3,380,000
Group 1 Automotive, Inc.,
8.25%, 8-15-13	5,875	5,493,125
Sonic Automotive, Inc.,
8.625%, 8-15-13	8,000	7,400,000
United Auto Group, Inc.,
7.75%, 12-15-16	2,750	2,406,250
		18,679,375
Multiple Industry - 3.71%
Dynegy Holdings Inc.,
8.375%, 5-1-16	6,000	5,820,000
Freescale Semiconductor, Inc.,
9.125%, 12-15-14	5,500	4,276,250
Hawker Beechcraft Acquisition Company LLC and Hawker Beechcraft Notes Company,
9.75%, 4-1-17	7,975	7,975,000
Mueller Water Products, Inc.,
7.375%, 6-1-17	7,055	6,032,025
Texas Competitive Electric Holdings Company LLC and TCEH Finance, Inc.,
10.25%, 11-1-15 (A)	7,250	7,105,000
UCI Holdco, Inc.,
10.27625%, 12-15-13 (C)(D)	4,775	4,038,531
		35,246,806
Petroleum -- Domestic - 2.91%
Chesapeake Energy Corporation:
7.625%, 7-15-13	2,500	2,506,250
6.375%, 6-15-15	6,020	5,688,900
6.25%, 1-15-18	1,500	1,380,000
Denbury Resources Inc.:
7.5%, 4-1-13	1,750	1,745,625
7.5%, 12-15-15	3,315	3,298,425
EXCO Resources, Inc.,
7.25%, 1-15-11	6,500	6,386,250
Petrohawk Energy Corporation:
9.125%, 7-15-13	4,600	4,715,000
7.875%, 6-1-15 (A)	2,000	1,952,500
		27,672,950
Petroleum -- International - 0.91%
Forest Oil Corporation,
7.75%, 5-1-14	3,500	3,517,500
Inergy, L.P. and Inergy Finance Corp.,
8.25%, 3-1-16 (A)	1,250	1,231,250
Newfield Exploration Company:
7.625%, 3-1-11	2,000	2,045,000
6.625%, 9-1-14	2,000	1,880,000
		8,673,750
Petroleum -- Services - 1.07%
R&B Falcon Corporation,
9.5%, 12-15-08	3,750	3,852,608
SemGroup, L.P. and SemGroup Finance Corp.,
8.75%, 11-15-15 (A)	6,475	6,280,750
		10,133,358
Publishing - 1.03%
Dex Media West LLC and Dex Media West Finance Co.:
8.5%, 8-15-10	4,650	4,591,875
9.875%, 8-15-13	5,736	5,162,400
		9,754,275
Railroad - 2.57%
Kansas City Southern de Mexico, S.A. de C.V.:
7.625%, 12-1-13	1,650	1,600,500
7.375%, 6-1-14	5,250	5,092,500
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	11,750	11,867,500
TFM, S.A. de C.V.,
9.375%, 5-1-12	5,625	5,850,000
		24,410,500
Real Estate Investment Trust - 1.47%
Host Hotels & Resorts, L.P.,
6.875%, 11-1-14	2,000	1,840,000
Host Marriott, L.P.,
7.125%, 11-1-13	13,000	12,090,000
		13,930,000
Restaurants - 0.82%
NPC International, Inc.,
9.5%, 5-1-14	9,040	7,819,600

Retail -- Food Stores - 1.92%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	3,730	3,683,375
Pantry, Inc. (The),
7.75%, 2-15-14	5,175	3,881,250
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	10,605	10,658,025
		18,222,650
Retail -- General Merchandise - 0.96%
Dollar General Corporation:
10.625%, 7-15-15	8,000	7,920,000
11.875%, 7-15-17	1,240	1,171,800
		9,091,800
Retail -- Specialty Stores - 2.78%
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
6.75%, 5-1-14	4,500	4,106,250
Inergy, L.P. and Inergy Finance Corp.,
8.25%, 3-1-16	7,042	6,936,370
Jostens IH Corp.,
7.625%, 10-1-12	1,000	982,500
Nebraska Book Company, Inc.,
8.625%, 3-15-12	2,435	2,008,875
Visant Holding Corp.,
8.75%, 12-1-13	12,650	12,397,000
		26,430,995
Security and Commodity Brokers - 1.43%
Elan Finance public limited company and Elan Finance Corp.:
7.75%, 11-15-11	6,040	5,858,800
8.875%, 12-1-13	3,400	3,408,500
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	4,413	4,335,773
		13,603,073
Timesharing and Software - 0.21%
iPayment, Inc.,
9.75%, 5-15-14	2,400	2,028,000

Utilities -- Electric - 2.61%
Aquila, Inc.,
14.875%, 7-1-12	6,500	7,556,250
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC,
5.94813%, 10-10-14 (C)	607	561,109
Energy Future Holdings Corp.:
6.23438%, 10-10-14 (C)	3,675	3,399,856
6.4775%, 10-10-14 (C)	718	664,034
Mirant Americas Generation, Inc.,
8.3%, 5-1-11	6,800	7,021,000
Mirant North America, LLC and MNA Finance Corp.,
7.375%, 12-31-13	5,600	5,551,000
		24,753,249
Utilities -- Gas and Pipeline - 1.54%
Copano Energy, L.L.C.,
8.125%, 3-1-16	4,650	4,673,250
Sonat Inc.,
7.625%, 7-15-11	4,000	4,038,732
Williams Companies, Inc. (The):
8.125%, 3-15-12	2,650	2,782,500
7.625%, 7-15-19	3,000	3,150,000
		14,644,482
Utilities -- Telephone - 1.64%
ALLTEL Corporation,
7.0%, 7-1-12	4,250	4,335,000
Cricket Communications, Inc.,
9.375%, 11-1-14	2,000	1,925,000
MetroPCS Communications, Inc.,
9.25%, 11-1-14	4,425	4,259,063
Qwest Corporation,
8.875%, 3-15-12	5,000	5,100,000
		15,619,063

TOTAL CORPORATE DEBT SECURITIES - 89.33%		$848,630,114

(Cost: $897,681,230)

SHORT-TERM SECURITIES

Commercial Paper
Abbott Laboratories,
2.2%, 7-7-08	5,000	4,998,167
Alcoa Incorporated:
2.82%, 7-8-08	3,000	2,998,355
2.85%, 7-9-08	4,000	3,997,467
Clorox Co.:
2.8%, 7-8-08	5,000	4,997,278
2.76%, 7-14-08	6,000	5,994,020
Fortune Brands Inc.,
3.0%, 7-1-08	30,023	30,023,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
2.77%, 7-1-08	4,793	4,793,000
2.8%, 7-2-08	3,530	3,529,725
Kroger Co. (The),
3.85%, 7-1-08	28,000	28,000,000

TOTAL SHORT-TERM SECURITIES - 9.40%		$89,331,012

(Cost: $89,331,012)

TOTAL INVESTMENT SECURITIES - 100.00%		$950,029,456

(Cost: $999,412,986)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $73,528,569, or 7.74% of total investments.

(B)These securities do not bear interest for an initial period of time and subsequently becomes interest bearing.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(D)Payment in kind bonds.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors High Income Fund, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 26, 2008